License Agreement Acquired from Related Parties	6 Months Ended
Jun. 30, 2018
License Agreement Acquired From Related Parties
License Agreement Acquired from Related Parties

NOTE 4 – LICENSE AGREEMENT ACQUIRED FROM RELATED PARTIES

License agreement acquired from related parties as of June 30, 2018 and December 31, 2017, consisted of the following:

	As of
	June 30, 2018	December 31, 2017
License agreement	$1,518,523	$-
Accumulated amortization	(81,349)	-
Intangible assets, net	$1,437,174	$-

On May 10, 2018, the Company entered into an acquisition agreement (the “Acquisition Agreement”) with the members (the “Sellers”), which in the aggregate, owned 100% of the membership interests in YLK. Pursuant to the Acquisition Agreement, in consideration of the Company acquiring all of the outstanding membership interests of YLK, the Company issued to the Sellers, a total of 5,000,000 warrants (the “Warrants”) to purchase 5,000,000 common shares, at an exercise price of $0.01 per share. The Warrants are exercisable until May 9, 2023. The aggregate fair value of the Warrants issued as consideration for the acquisition was determined to be $5,450,000.

The Sellers were the following, who were determined to be related parties:

(a)	LK Ventures, LLC a Nevada limited liability company. One-half of the membership interests of LK Ventures, LLC is owned by Alan Lien, Chief Executive Officer, President and a director of the Company, and the remaining one-half is owned by a non-affiliated party. LK Ventures, LLC received 2,250,000 Warrants under the Acquisition Agreement for the 45% membership interests held in YLK.
(b)	MDM Cultivation LLC, a Delaware limited liability company. The members of MDM Cultivation are affiliates of YA II PN, Ltd. (“YA II PN”) and D-Beta One EQ, Ltd., which presently hold (i) 2,258,382 shares of the Company’s common stock, (ii) warrants to purchase 11,200,000 shares of the Company’s common stock and (iii) a secured promissory note issued by the Company with an outstanding principal amount of $1.5 million. In addition, YA II PN and the Company are parties to that SEDA, pursuant to which YA II PN has agreed to purchase up to $25.0 million of the Company’s common stock, subject to the terms and conditions thereof. MDM Cultivation owned 45% of the outstanding membership interests of YLK. MDM Cultivation was issued 2,250,000 Warrants under the Acquisition Agreement. As affiliates of MDM Cultivation, YA II PN and D-Beta One EQ, Ltd. will be deemed to be the beneficial owners of the 2,250,000 Warrants in addition to the other shares and warrants presently held by them.
(c)	Future Farm Technologies Inc. of Vancouver British Columbia, Canada. Future Farm Technologies, Inc. was issued 500,000 Warrants under the Acquisition Agreement for the 10% membership interests held in YLK.

The major asset of YLK is a Cultivation Management Services Agreement (the “Management Agreement”) with an Arizona licensee (the “Arizona Licensee”) that was entered into on January 5, 2018. No operating activity existed prior to the acquisition. The Arizona Licensee is authorized to operate a medical marijuana dispensary, one (1) onsite facility and one (1) offsite facility, to produce, sell and dispense medical marijuana and manufactured and derivative products that contain marijuana pursuant to Title 9; Chapter 17 of the Arizona Department of Health Services (“AZDHS”) Medical Marijuana Program and Arizona Revised Statute § 36-2801 et seq., as amended from time to time. Pursuant to the Management Agreement, YLK will provide the management services for the offsite facility, on behalf of the Arizona Licensee. The assets acquired also included a $250,000 receivable from one of the YLK investors.

As consideration for the exclusive right of YLK to manage the Arizona Licensee’s facility pursuant to the Management Agreement; (i) YLK paid $750,000 to the Arizona Licensee; (ii) YLK agreed to pay an additional $250,000 within 10 days after receipt of the AZDHS approval to operate the facility; and (iii) YLK agreed to pay a total of $600,000, payable in 44 equal monthly installments commencing on April 1, 2019 (the “Installment Payments”). The term of the Management Agreement is five years. YLK has the option to extend the term for an additional five years with the payment of $1,000,000 at the commencement of the additional term and a total of $1,000,000 payable in equal monthly installments over the extended term of the Management Agreement. Before the acquisition, the Sellers paid $750,000 per the terms of the Management Agreement.

Through the acquisition, the Sellers’ rights and obligations under the CMSA transferred to the Company, including the payment of an additional $250,000 within 10 days after receipt of the AZDHS approval to operate the facility; and the Installment Payments. As the Installment Payments totaling $600,000 are noninterest bearing, the Company calculated the net present value of the Installment Payments to be $518,523 (or a discount of $81,477) based on an 8% cost of capital (which is consistent with borrowing rate of the Company’s other notes). The Company recorded the aggregate amount of these payments of $1,518,523 as part of the acquisition cost of the Management Agreement, which will be amortized over five years, the length of the Management Agreement. Amortization expense for both the three and six months ended June 30, 2018 was $81,349.

Since the assets, including a $250,000 balance due from Future Farm Technologies, was acquired from related parties, the assets were recorded at their historical acquisition cost of $1,000,000. The Company issued 5,000,000 Warrants to the Sellers with an exercise price of $0.01 and an expiration date of May 9, 2023. Based on a Black-Sholes Merton model, the Warrants were valued at $5,450,000. Since the assets acquired were acquired from related parties, the difference of $4,450,000 between the fair value of the warrants granted of $5,450,000 and the historical acquisition cost of $1,000,000 was recorded as related party compensation cost in the accompanying condensed consolidated statements of operations. The $250,000 receivable was received by the Company during the period ended June 30, 2018.

As of June 30, 2018, the remaining Management Agreement obligation was $772,818 (net of discount of $77,182) for which $290,909 is reflected as current and $481,909 was reflected as long term in the accompanying condensed consolidated balance sheet.